PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 38,066,012	$ 5,443,368	¥ 38,233,233
Less: accumulated depreciation	(19,382,623)	(2,771,678)	(18,072,448)
Less: accumulated impairment	(172,300)	(24,639)	(174,150)
Property and equipment, net	18,511,089	2,647,051	19,986,635
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Total cost	3,779,054	540,398	3,665,426
Office equipment and fixtures
PROPERTY AND EQUIPMENT, NET
Total cost	1,389,871	198,749	1,368,950
Production equipment
PROPERTY AND EQUIPMENT, NET
Total cost	30,637,087	4,381,045	30,938,857
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Total cost	¥ 2,260,000	$ 323,176	¥ 2,260,000